Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 454,933	$ 445,452	$ 600,881	$ 567,994
Restricted cash - current	55,466	38,179	108,535	107,672
Restricted cash - non-current	34,627	68,543	105,342	129,576
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 545,026	$ 552,174	$ 814,758	$ 805,242